CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Product sales to third parties	$ 81,929,050	$ 224,781,989	$ 252,814,827
Product sales to related parties	2,799,427	7,387,590
Service fee	2,129,924
Total revenues	86,858,401	232,169,579	252,814,827
Cost of revenues
Sales to third parties	(121,222,871)	(138,037,240)	(144,651,384)
Sales to related parties	(3,067,513)	(6,908,785)
Total cost of revenues	(124,290,384)	(144,946,025)	(144,651,384)
Gross profit (loss)	(37,431,983)	87,223,554	108,163,443
Operating (expenses) income:
Selling, general and administrative expenses	(12,930,198)	(13,088,538)	(15,228,994)
Research and development expenses	(4,130,533)	(744,322)	(1,385,611)
Other operating income	8,729,301	12,029,030	4,084,696
Long-lived asset impairment	(42,754,481)	(34,667,577)
Total operating expenses	(51,085,911)	(36,471,407)	(12,529,909)
Income (loss) from operations	(88,517,894)	50,752,147	95,633,534
Interest expense	(15,408,023)	(9,258,296)	(9,849,732)
Interest income	990,117	1,846,956	539,398
Exchange gain (loss)	(55,800)	148,676	(579,189)
Income (loss) before income taxes	(102,991,600)	43,489,483	85,744,011
Income tax expense	(10,253,587)	(2,717,561)	(13,256,751)
Net income (loss) from continuing operations	(113,245,187)	40,771,922	72,487,260
Total loss from discontinued operations	(2,392,228)	(5,857,810)	(3,339,527)
Net Income (loss)	(115,637,415)	34,914,112	69,147,733
Net income (loss) attributable to non-controlling interest	(3,708,474)	1,590,160	576,476
Net income attributable to Daqo New Energy Corp. shareholders	(111,928,941)	33,323,952	68,571,257
Deemed dividend on Series A convertible redeemable preferred shares			(3,300,000)
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	$ (111,928,941)	$ 33,323,952	$ 65,271,257
NET EARNINGS (LOSS) PER ORDINARY SHARE
Continuing operations	$ (0.63)	$ 0.22	$ 0.48
Discontinued operations	$ (0.01)	$ (0.03)	$ (0.02)
Basic-ordinary shares	$ (0.64)	$ 0.19	$ 0.46
Continuing operations	$ (0.63)	$ 0.22	$ 0.48
Discontinued operations	$ (0.01)	$ (0.03)	$ (0.02)
Diluted-ordinary shares	$ (0.64)	$ 0.19	$ 0.46
ORDINARY SHARES USED IN CALCULATING EARNINGS PER ORDINARY SHARE
Basic-ordinary shares	175,067,343	175,714,103	117,839,487
Diluted-diluted shares	175,067,343	175,714,103	140,726,323